Concentration and Risks	12 Months Ended
Dec. 31, 2020
Risks And Uncertainties [Abstract]
CONCENTRATION AND RISKS
3.	CONCENTRATION AND RISKS
(a)	Foreign exchange risk

The revenues and expenses of the Group’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies.

(b)	Credit risk

Financial instruments that potentially expose the Group to credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments, short-term deposits, accounts and notes receivable and amounts due from related parties. The Group places its cash and cash equivalents, restricted cash, short-term investments and short-term deposits with financial institutions with high credit ratings and quality. There has been no recent history of default in relation to these financial institutions and credit risk is immaterial.

The Group conducts credit evaluations of third-party customers and related parties, and generally does not require collateral or other security from its third-party customers and related parties. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific third-party customers and related parties.

Accounts and notes receivable from third parties concentration of credit risk as below:

	As of December 31,
	2019		2020
	RMB		RMB
Company A	174,620	55%	221,614	52%
Company B	109,585	35%	164,518	38%

3.	CONCENTRATION AND RISKS (Continued)
(b)	Credit risk (Continued)

Accounts receivable from a related party concentration of credit risk as below:

	As of December 31,
	2019		2020
	RMB		RMB
Xiaomi	707,947	100%	609,094	100%

Other receivables from related parties concentration of credit risk as below:

	As of December 31,
	2019		2020
	RMB		RMB
Xiaomi	23,944	100%	88,038	100%

(c)	Revenue concentration risk

	Year ended December 31,
	2018		2019		2020
	RMB		RMB		RMB
Xiaomi	1,311,852	51%	2,112,170	45%	2,889,441	50%

The revenue generated from Xiaomi included sale of both Xiaomi-branded and Viomi-branded products. Revenue from sale of Viomi-branded products amounted to RMB136,520, RMB250,593 and RMB326,114 for the years ended December 31, 2018, 2019 and 2020, respectively.